Schedule of Investments (unaudited) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 8.9%

Argentina — 0.5%(a)(b)
Banco de Galicia y Buenos Aires SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.16%), 8.25%, 07/19/26	USD	296	$286,380
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.74%, 04/11/22		580	210,896

			497,276

Brazil — 3.4%
Petrobras Global Finance BV, 6.85%, 06/05/2115		3,516	3,410,520

Kazakhstan — 4.5%
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23(a)	KZT	258,500	643,865
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	USD	630	718,200
KazMunayGas National Co. JSC:
5.75%, 04/19/47(a)		2,287	2,384,198
6.38%, 10/24/48		718	786,066

			4,532,329

Supranational — 0.4%
European Bank for Reconstruction & Development, 16.95%, 04/03/20	UAH	12,800	466,374

Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%, 03/10/23(c)	USD	80	80,924

Total Corporate Bonds — 8.9% (Cost: $8,786,480)			8,987,423

Foreign Agency Obligations — 6.2%

Argentina — 0.7%
YPF SA:
8.50%, 07/28/25		482	470,553
6.95%, 07/21/27(a)		286	251,640

			722,193

Indonesia — 0.8%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20(a)	IDR	3,000,000	201,362
Pertamina Persero PT, 6.45%, 05/30/44	USD	248	283,083
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21(a)	IDR	5,420,000	364,956

			849,401

Security	Par (000)		Value

Ukraine — 0.4%
Ukreximbank Via Biz Finance plc:
9.63%, 04/27/22	USD	390	$393,510

			393,510

Venezuela — 4.3%
Petroleos de Venezuela SA(d)(e):
8.50%, 10/27/20(a)		1,741	1,540,342
9.75%, 05/17/35		10,106	2,753,910

			4,294,252

Total Foreign Agency Obligations — 6.2% (Cost: $6,702,824)			6,259,356

Foreign Government Obligations — 74.3%

Angola — 6.1%
Republic of Angola:
7.00%, 08/17/19		463	460,934
9.50%, 11/12/25		985	1,120,437
8.25%, 05/09/28		1,343	1,398,399
9.38%, 05/08/48		2,882	3,109,635

			6,089,405

Argentina — 3.7%
Province of Salta Argentina, 9.13%, 07/07/24(a)		294	232,995
Provincia de Buenos Aires:
10.88%, 01/26/21		133	129,340
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 40.02%, 05/31/22(b)	ARS	3,927	81,949
6.50%, 02/15/23	USD	280	231,000
9.13%, 03/16/24(a)		668	567,800
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 50.51%, 04/12/25(a)(b)	ARS	14,851	337,666
9.63%, 04/18/28	USD	227	180,181
Republic of Argentina:
59.38%, 06/21/20	ARS	16,523	420,008
6.25%, 11/09/47	EUR	678	547,593
6.88%, 01/11/48	USD	694	508,886
7.13%, 06/28/2117		684	503,523

			3,740,941

Benin — 0.8%
Benin Government International Bond, 5.75%, 03/26/26(a)	EUR	680	757,069

Brazil — 0.5%
Federative Republic of Brazil, 10.00%, 01/01/29	BRL	2	493,488

Costa Rica — 0.8%
Republic of Costa Rica, 7.16%, 03/12/45	USD	781	761,475

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Dominican Republic — 0.5%
Dominican Republic:
6.85%, 01/27/45	USD	152	$163,400
6.50%, 02/15/48		310	321,840

			485,240

Ecuador — 2.3%
Republic of Ecuador:
7.95%, 06/20/24		200	200,235
8.88%, 10/23/27		219	219,657
7.88%, 01/23/28		237	225,742
10.75%, 01/31/29(a)		1,542	1,709,307

			2,354,941

Egypt — 5.6%
Arab Republic of Egypt:
14.95%, 03/20/21	EGP	11,146	618,605
14.85%, 04/10/23		12,015	661,538
8.50%, 01/31/47(a)	USD	1,198	1,221,960
7.90%, 02/21/48		2,563	2,479,702
8.70%, 03/01/49(a)		610	632,875

			5,614,680

El Salvador — 0.7%
Republic of El Salvador:
7.38%, 12/01/19		531	534,964
6.38%, 01/18/27		216	212,112

			747,076

Gabon — 3.8%
Gabonese Republic:
6.38%, 12/12/24		1,162	1,111,452
6.95%, 06/16/25		2,822	2,716,175

			3,827,627

Ghana — 0.2%
Republic of Ghana, 16.50%, 02/17/20	GHS	920	172,636

Hungary — 10.8%
Republic of Hungary:
1.00%, 09/23/20	HUF	351,040	1,240,381
7.50%, 11/12/20		377,480	1,471,980
0.50%, 04/21/21		458,700	1,595,295
2.50%, 10/27/21		300,750	1,097,916
7.00%, 06/24/22		84,870	351,496
1.75%, 10/26/22		42,180	149,432
3.00%, 10/27/27		690,540	2,508,813
6.75%, 10/22/28		529,360	2,476,938

			10,892,251

Indonesia — 0.7%

Republic of Indonesia:
8.25%, 05/15/29	IDR	3,615,000	264,767
8.38%, 04/15/39		3,685,000	263,307
5.35%, 02/11/49	USD	200	221,755

			749,829

Security	Par (000)		Value

Iraq — 1.3%
Republic of Iraq:
6.75%, 03/09/23	USD	338	$343,070
5.80%, 01/15/28		979	939,840

			1,282,910

Mexico — 2.0%
United Mexican States:
4.60%, 02/10/48		200	193,500
5.75%, 10/12/2110		806	826,150
4.00%, 03/15/2115	EUR	938	990,127

			2,009,777

Mozambique — 0.3%
Republic of Mozambique, 10.50%, 01/18/23(d)(e)	USD	383	329,363

Nigeria — 9.1%
Federal Republic of Nigeria:
14.50%, 07/15/21	NGN	484,760	1,342,564
16.29%, 03/17/27		391,001	1,191,253
6.50%, 11/28/27	USD	229	226,138
13.98%, 02/23/28	NGN	344,385	925,737
7.88%, 02/16/32(a)	USD	866	899,557
7.88%, 02/16/32		2,085	2,165,794
7.63%, 11/28/47(a)		1,554	1,509,323
9.25%, 01/21/49		852	943,590

			9,203,956

Poland — 1.6%
Republic of Poland:
5.75%, 09/23/22	PLN	3,753	1,101,844
2.75%, 04/25/28		2,134	555,427

			1,657,271

Qatar — 2.2%
State of Qatar:
5.10%, 04/23/48	USD	200	219,099
4.82%, 03/14/49(a)		1,945	2,044,681

			2,263,780

Romania — 2.9%
Republic of Romania, 4.63%, 04/03/49(a)	EUR	2,495	2,896,723

Saudi Arabia — 4.3%
Kingdom of Saudi Arabia:
5.00%, 04/17/49	USD	1,244	1,282,875
5.25%, 01/16/50(a)		2,850	3,040,736

			4,323,611

South Africa — 2.5%
Republic of South Africa:
4.30%, 10/12/28	USD	231	215,702
5.00%, 10/12/46		400	355,550
8.75%, 02/28/48	ZAR	30,872	1,939,754

			2,511,006

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Turkey — 2.7%
Republic of Turkey:
7.25%, 12/23/23	USD	447	$449,286
4.63%, 03/31/25	EUR	2,120	2,309,870

			2,759,156

Ukraine — 6.5%
Republic of Ukraine:
7.75%, 09/01/19	USD	360	360,990
7.75%, 09/01/20		319	317,876
7.75%, 09/01/24		1,400	1,349,600
7.75%, 09/01/25		216	205,632
7.75%, 09/01/27		628	585,296
7.38%, 09/25/32(a)		2,294	2,043,954
Ukraine Treasury Bonds:
7.75%, 09/01/26		200	188,000
9.75%, 11/01/28(a)		1,405	1,446,890

			6,498,238

Uruguay — 0.8%
Oriental Republic of Uruguay, 9.88%, 06/20/22(a)	UYU	26,000	767,732

Venezuela — 0.6%
Bolivarian Republic of Venezuela(d)(e):
11.75%, 10/21/26	USD	335	103,881
9.25%, 09/15/27		330	103,125
9.25%, 05/07/28		95	27,817
11.95%, 08/05/31		1,328	398,340

			633,163

Zambia — 1.0%
Republic of Zambia:
5.38%, 09/20/22		278	198,390
8.50%, 04/14/24		374	273,955
8.97%, 07/30/27		707	513,459

			985,804

Total Foreign Government Obligations — 74.3% (Cost: $75,006,007)			74,809,148

Total Long-Term Investments — 89.4% (Cost: $90,495,311)			90,055,927

Short-Term Securities — 7.9%

Foreign Government Obligations — 4.7%(f)

Argentina — 0.9%
Republic of Argentina Treasury Bills, (0.27)%, 05/31/19	ARS	34,400	945,018

Egypt — 3.8%
Arab Republic of Egypt Treasury Bills:
20.14%, 04/02/19	EGP	14,225	817,383
20.34%, 05/07/19		29,725	1,679,625
20.46%, 05/21/19		4,200	237,183
18.64%, 07/16/19		5,000	273,459
18.64%, 07/30/19		5,025	272,458
18.69%, 08/13/19		9,125	492,661

			3,772,769

Total Foreign Government Obligations — 4.7% (Cost: $4,634,945)			4,717,787

Security	Par (000)			Value

Time Deposits — 3.2%

Australia — 0.1%
Brown Brothers Harriman & Co., 0.77%, 04/01/19	AUD	68		$47,950

Canada — 0.0%
Brown Brothers Harriman & Co., 0.80%, 04/01/19	CAD	2		1,386

France — 0.1%
BNP Paribas SA, (0.57)%, 04/01/19	EUR	102		114,312

Japan — 0.0%
Brown Brothers Harriman & Co., (0.27)%, 04/01/19	JPY	6		51

New Zealand — 0.0%
Brown Brothers Harriman & Co., 0.90%, 04/01/19	NZD	4		2,964

Norway — 0.0%
Brown Brothers Harriman & Co., 0.40%, 04/01/19	NOK	25		2,865

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.07%, 04/01/19	ZAR	107		7,393

Sweden — 0.0%
Brown Brothers Harriman & Co., (0.39)%, 04/01/19	SEK	—	(g)	13

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.44)%, 04/01/19	CHF	5		4,902

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 04/01/19	GBP	10		13,263

United States — 3.0%
Barclays Bank plc, 2.43%, 04/01/19	USD	2,983		2,983,151

Total Time Deposits — 3.2% (Cost: $3,178,250)				3,178,250

Total Short-Term Securities — 7.9% (Cost: $7,813,195)				7,896,037

Total Options Purchased — 0.2% (Cost: $282,822)				196,202

Total Investments — 97.5% (Cost: $98,591,328)				98,148,166

Other Assets Less Liabilities — 2.5%				2,524,093

Net Assets — 100.0%				$100,672,259

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)	Amount is less than $500.

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares J.P. Morgan EM Local Currency Bond ETF*	44,882	—	(44,882)	—	$—	$—	$107,691	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	112	06/19/19	$13,913	$(13,997)
U.S. Treasury Ultra Bond	44	06/19/19	7,392	94,125
U.S. Treasury 5 Year Note	42	06/28/19	4,865	41,273

				121,401

Short Contracts
Euro-BTP	44	06/06/19	6,390	(38,617)
Euro-Bund	3	06/06/19	560	(11,507)

				(50,124)

				$71,277

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,673,446	USD	3,306,447	Bank of America NA	04/10/19	$12,510
AUD	1,804,383	USD	1,271,778	JPMorgan Chase Bank NA	04/10/19	9,647
BRL	1,990,497	USD	505,626	Goldman Sachs International	04/10/19	2,454
CAD	684,622	USD	510,222	HSBC Bank plc	04/10/19	2,194
CAD	2,053,857	USD	1,533,878	Toronto Dominion Bank	04/10/19	3,363
EUR	447,517	USD	502,246	Goldman Sachs International	04/10/19	96
HUF	72,063,990	USD	251,698	Goldman Sachs International	04/10/19	105
HUF	72,063,990	USD	251,635	Morgan Stanley & Co. International plc	04/10/19	168
INR	584,412,393	USD	8,301,195	Citibank NA	04/10/19	109,963
JPY	292,160,000	USD	2,631,762	JPMorgan Chase Bank NA	04/10/19	6,029
MXN	530,000	USD	27,219	Bank of America NA	04/10/19	51
MXN	340,000	USD	17,427	Goldman Sachs International	04/10/19	67
MXN	104,106,308	USD	5,304,663	HSBC Bank plc	04/10/19	51,928
NZD	1,467,420	USD	998,525	Toronto Dominion Bank	04/10/19	945
PHP	27,097,658	USD	510,853	Goldman Sachs International	04/10/19	3,925
RUB	32,933,735	USD	500,817	Bank of America NA	04/10/19	513
RUB	305,665,293	USD	4,597,438	JPMorgan Chase Bank NA	04/10/19	55,515
THB	15,885,935	USD	498,806	Natwest Markets plc	04/10/19	1,876
USD	70,289	ARS	2,954,963	BNP Paribas SA	04/10/19	2,850
USD	1,689,944	AUD	2,376,918	Bank of America NA	04/10/19	1,920
USD	143,994	AUD	202,572	BNP Paribas SA	04/10/19	132
USD	2,550,855	BRL	9,836,746	Bank of America NA	04/10/19	39,996
USD	2,714,330	BRL	10,530,405	BNP Paribas SA	04/10/19	26,415
USD	6,839,876	BRL	26,352,656	Goldman Sachs International	04/10/19	113,286
USD	510,124	CAD	678,098	Natwest Markets plc	04/10/19	2,591
USD	508,645	CLP	344,632,123	Citibank NA	04/10/19	2,200
USD	1,015,597	CLP	690,098,460	Deutsche Bank AG	04/10/19	1,483
USD	1,370,885	COP	4,286,620,657	Barclays Bank plc	04/10/19	26,931
USD	506,000	COP	1,587,828,635	BNP Paribas SA	04/10/19	8,179
USD	1,005,205	COP	3,202,583,630	Deutsche Bank AG	04/10/19	1,122
USD	746,202	EUR	660,085	Bank of America NA	04/10/19	5,248
USD	3,486,129	EUR	3,097,084	BNP Paribas SA	04/10/19	9,622
USD	2,836,877	EUR	2,508,759	Citibank NA	04/10/19	20,771
USD	4,366,817	EUR	3,860,180	Deutsche Bank AG	04/10/19	33,727
USD	6,191,638	EUR	5,489,994	Goldman Sachs International	04/10/19	29,067
USD	1,492,703	EUR	1,323,632	JPMorgan Chase Bank NA	04/10/19	6,913
USD	5,659,306	EUR	4,999,700	Morgan Stanley & Co. International plc	04/10/19	47,094
USD	1,244,709	EUR	1,100,714	Toronto Dominion Bank	04/10/19	9,147
USD	2,531,558	EUR	2,246,404	UBS AG	04/10/19	9,948
USD	1,634,347	GBP	1,246,992	Morgan Stanley & Co. International plc	04/10/19	9,535
USD	3,622,826	HUF	1,016,705,364	Bank of America NA	04/10/19	70,296
USD	2,042,965	HUF	571,155,475	Barclays Bank plc	04/10/19	47,257
USD	1,015,546	HUF	285,511,134	BNP Paribas SA	04/10/19	17,925
USD	3,110,401	HUF	867,853,256	Citibank NA	04/10/19	77,985
USD	308,327	HUF	86,156,213	Deutsche Bank AG	04/10/19	7,284
USD	7,565,569	HUF	2,126,251,756	Goldman Sachs International	04/10/19	136,110
USD	1,009,058	HUF	286,242,671	HSBC Bank plc	04/10/19	8,880
USD	189,910	HUF	53,067,338	Morgan Stanley & Co. International plc	04/10/19	4,484
USD	7,113,365	HUF	1,997,674,030	Natwest Markets plc	04/10/19	133,177
USD	2,993,142	IDR	42,687,959,301	Standard Chartered Bank	04/10/19	2,381
USD	2,054,545	INR	141,794,535	Goldman Sachs International	04/10/19	13,766
USD	1,016,240	INR	70,176,457	Standard Chartered Bank	04/10/19	6,225
USD	2,558,241	JPY	281,315,490	Goldman Sachs International	04/10/19	18,359
USD	504,753	JPY	55,876,550	JPMorgan Chase Bank NA	04/10/19	267
USD	3,076,502	KRW	3,478,300,015	BNP Paribas SA	04/10/19	17,229
USD	1,013,279	KRW	1,149,463,783	Citibank NA	04/10/19	2,290
USD	1,029,104	KRW	1,163,814,241	Credit Suisse International	04/10/19	5,494
USD	528,170	MXN	10,169,650	Barclays Bank plc	04/10/19	4,910
USD	2,017,159	MXN	38,770,811	Citibank NA	04/10/19	22,281
USD	1,055,081	MXN	19,955,284	HSBC Bank plc	04/10/19	28,321
USD	1,395,500	MXN	26,795,000	JPMorgan Chase Bank NA	04/10/19	16,815
USD	2,022,645	MXN	38,774,978	Natwest Markets plc	04/10/19	27,552
USD	1,279,219	NZD	1,862,297	Goldman Sachs International	04/10/19	10,795
USD	3,610,851	NZD	5,247,291	HSBC Bank plc	04/10/19	36,886
USD	1,022,854	NZD	1,493,414	Toronto Dominion Bank	04/10/19	5,680
USD	190,816	PLN	723,707	Barclays Bank plc	04/10/19	2,272
USD	2,645,941	PLN	10,062,490	BNP Paribas SA	04/10/19	24,397
USD	1,278,699	PLN	4,862,509	Deutsche Bank AG	04/10/19	11,887
USD	2,547,917	PLN	9,720,131	Goldman Sachs International	04/10/19	15,566
USD	835,757	PLN	3,179,059	Morgan Stanley & Co. International plc	04/10/19	7,529
USD	31,918	PLN	120,000	Standard Chartered Bank	04/10/19	654
USD	2,202,111	PLN	8,378,640	State Street Bank and Trust Co.	04/10/19	19,254
USD	1,008,341	RUB	65,431,230	Bank of America NA	04/10/19	12,322
USD	1,014,090	RUB	65,236,404	Barclays Bank plc	04/10/19	21,036
USD	2,561,246	TRY	14,199,545	Bank of America NA	04/10/19	54,458
USD	1,543,127	TRY	8,543,537	HSBC Bank plc	04/10/19	34,853
USD	258,633	TRY	1,458,045	JPMorgan Chase Bank NA	04/10/19	1,230
USD	2,335,386	TRY	13,028,705	Natwest Markets plc	04/10/19	35,299
USD	1,372,889	ZAR	19,700,541	Bank of America NA	04/10/19	8,860

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,015,229	ZAR	14,585,697	Citibank NA	04/10/19	$5,343
USD	313,414	ZAR	4,512,748	Goldman Sachs International	04/10/19	960
USD	1,766,428	ZAR	25,390,688	Morgan Stanley & Co. International plc	04/10/19	8,424
ZAR	2,756,259	USD	188,807	Bank of America NA	04/10/19	2,031
ZAR	12,306,313	USD	846,273	BNP Paribas SA	04/10/19	5,793
ZAR	33,366,385	USD	2,300,537	Citibank NA	04/10/19	9,688
ZAR	24,783,845	USD	1,697,808	Goldman Sachs International	04/10/19	18,179
ZAR	2,114,977	USD	145,016	Morgan Stanley & Co. International plc	04/10/19	1,421
ZAR	14,915,820	USD	1,029,139	Standard Chartered Bank	04/10/19	3,605
USD	1,441,161	CHF	1,398,921	JPMorgan Chase Bank NA	06/04/19	27,662
USD	3,601,944	EUR	3,127,900	Goldman Sachs International	06/04/19	74,050
USD	7,224,198	EUR	6,238,495	HSBC Bank plc	06/04/19	187,926
USD	1,878,925	EUR	1,643,963	JPMorgan Chase Bank NA	06/04/19	24,733
USD	470,209	EUR	410,000	Morgan Stanley & Co. International plc	06/04/19	7,778
USD	2,444,464	EUR	2,127,541	Toronto Dominion Bank	06/04/19	44,854

						2,064,239

EUR	2,407,084	USD	2,703,421	BNP Paribas SA	04/03/19	(3,046)
UAH	12,800,000	USD	476,723	Bank of America NA	04/03/19	(8,810)
AUD	1,420,034	USD	1,008,849	HSBC Bank plc	04/10/19	(379)
AUD	2,909,961	USD	2,078,035	Morgan Stanley & Co. International plc	04/10/19	(11,458)
BRL	7,271,696	USD	1,873,407	BNP Paribas SA	04/10/19	(17,286)
BRL	18,424,878	USD	4,828,839	Goldman Sachs International	04/10/19	(125,837)
BRL	7,797,633	USD	2,027,123	Standard Chartered Bank	04/10/19	(36,755)
CAD	1,577,353	USD	1,188,738	Deutsche Bank AG	04/10/19	(8,144)
CAD	3,071,332	USD	2,309,297	JPMorgan Chase Bank NA	04/10/19	(10,510)
CAD	1,168,912	USD	881,165	Natwest Markets plc	04/10/19	(6,274)
CLP	21,813,367	USD	32,698	Bank of America NA	04/10/19	(643)
CLP	342,359,071	USD	513,359	Barclays Bank plc	04/10/19	(10,255)
COP	3,990,554,386	USD	1,290,189	BNP Paribas SA	04/10/19	(39,058)
COP	3,993,549,688	USD	1,280,189	Deutsche Bank AG	04/10/19	(28,119)
COP	5,676,958,065	USD	1,797,074	Natwest Markets plc	04/10/19	(17,217)
CZK	524,620	USD	23,007	Goldman Sachs International	04/10/19	(203)
EUR	905,196	USD	1,032,286	BNP Paribas SA	04/10/19	(16,194)
EUR	40,000	USD	45,503	Citibank NA	04/10/19	(602)
EUR	10,885,324	USD	12,326,992	Goldman Sachs International	04/10/19	(108,109)
EUR	2,523,527	USD	2,840,898	JPMorgan Chase Bank NA	04/10/19	(8,215)
GBP	1,898,186	USD	2,496,139	Bank of America NA	04/10/19	(22,831)
GBP	130,000	USD	172,187	BNP Paribas SA	04/10/19	(2,799)
HUF	609,061,302	USD	2,158,205	Bank of America NA	04/10/19	(30,048)
HUF	354,674,698	USD	1,283,983	Barclays Bank plc	04/10/19	(44,694)
HUF	643,574,588	USD	2,335,416	BNP Paribas SA	04/10/19	(86,664)
HUF	354,721,847	USD	1,286,639	Citibank NA	04/10/19	(47,185)
HUF	199,337,505	USD	700,037	Deutsche Bank AG	04/10/19	(3,520)
HUF	168,767,129	USD	600,217	Goldman Sachs International	04/10/19	(10,518)
HUF	277,300,000	USD	986,362	HSBC Bank plc	04/10/19	(17,432)
HUF	515,371,092	USD	1,865,201	JPMorgan Chase Bank NA	04/10/19	(64,412)
HUF	168,765,000	USD	600,876	Natwest Markets plc	04/10/19	(11,184)
IDR	7,311,010,444	USD	513,125	Deutsche Bank AG	04/10/19	(909)
IDR	84,826,681,840	USD	5,972,869	Goldman Sachs International	04/10/19	(29,827)
INR	70,279,173	USD	1,017,212	Bank of America NA	04/10/19	(5,719)
INR	120,586,965	USD	1,755,399	BNP Paribas SA	04/10/19	(19,850)
INR	17,567,624	USD	253,666	Goldman Sachs International	04/10/19	(824)
JPY	371,977,037	USD	3,364,069	Deutsche Bank AG	04/10/19	(5,642)
JPY	28,175,485	USD	256,248	Goldman Sachs International	04/10/19	(1,863)
JPY	311,754,161	USD	2,823,459	JPMorgan Chase Bank NA	04/10/19	(8,760)
JPY	294,160,395	USD	2,679,442	Morgan Stanley & Co. International plc	04/10/19	(23,589)
KRW	1,168,355,350	USD	1,032,572	BNP Paribas SA	04/10/19	(4,967)
MXN	38,360,242	USD	1,992,810	Citibank NA	04/10/19	(19,057)
MXN	4,754,947	USD	247,339	Deutsche Bank AG	04/10/19	(2,682)
MXN	61,363,506	USD	3,180,527	Goldman Sachs International	04/10/19	(23,185)
MXN	20,477,361	USD	1,069,475	JPMorgan Chase Bank NA	04/10/19	(15,851)
MXN	46,848,749	USD	2,428,041	Morgan Stanley & Co. International plc	04/10/19	(17,528)
MXN	16,020,809	USD	827,229	Natwest Markets plc	04/10/19	(2,909)
MXN	420,000	USD	21,948	State Street Bank and Trust Co.	04/10/19	(338)
MXN	19,694,131	USD	1,044,860	UBS AG	04/10/19	(31,536)
NZD	1,199,779	USD	817,584	Goldman Sachs International	04/10/19	(406)
NZD	8,531,139	USD	5,848,639	HSBC Bank plc	04/10/19	(38,021)
NZD	1,495,017	USD	1,027,657	Toronto Dominion Bank	04/10/19	(9,390)
PEN	4,221,732	USD	1,275,063	Deutsche Bank AG	04/10/19	(3,096)
PHP	226,683,876	USD	4,324,377	Goldman Sachs International	04/10/19	(18,034)
PLN	5,902,996	USD	1,553,195	Bank of America NA	04/10/19	(15,309)
PLN	8,801,738	USD	2,307,430	BNP Paribas SA	04/10/19	(14,345)
PLN	4,849,033	USD	1,290,326	Deutsche Bank AG	04/10/19	(27,025)
PLN	11,209,972	USD	2,944,979	Goldman Sachs International	04/10/19	(24,486)
PLN	125,000	USD	33,122	HSBC Bank plc	04/10/19	(556)
RUB	265,792,123	USD	4,112,747	Bank of America NA	04/10/19	(66,759)
TRY	5,731,090	USD	1,040,259	Bank of America NA	04/10/19	(28,493)
TRY	14,246,961	USD	2,588,013	Citibank NA	04/10/19	(72,855)
TRY	12,748,442	USD	2,299,041	HSBC Bank plc	04/10/19	(48,432)
TRY	3,045,298	USD	547,332	Natwest Markets plc	04/10/19	(9,715)
USD	1,013,550	AUD	1,434,863	Bank of America NA	04/10/19	(5,452)
USD	130,952	AUD	185,000	Citibank NA	04/10/19	(430)
USD	320,264	AUD	452,495	Goldman Sachs International	04/10/19	(1,086)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,065,411	AUD	2,908,612	HSBC Bank plc	04/10/19	$(208)
USD	4,867,210	AUD	6,913,093	JPMorgan Chase Bank NA	04/10/19	(42,285)
USD	935,393	AUD	1,320,696	Natwest Markets plc	04/10/19	(2,530)
USD	1,502,263	BRL	5,942,884	Goldman Sachs International	04/10/19	(14,676)
USD	995,560	BRL	3,935,948	JPMorgan Chase Bank NA	04/10/19	(9,101)
USD	170,580	CAD	228,866	Bank of America NA	04/10/19	(718)
USD	125,659	CAD	168,382	BNP Paribas SA	04/10/19	(369)
USD	3,320,345	CAD	4,456,853	Deutsche Bank AG	04/10/19	(15,456)
USD	509,183	CAD	684,866	Goldman Sachs International	04/10/19	(3,416)
USD	3,240,980	CAD	4,344,938	JPMorgan Chase Bank NA	04/10/19	(11,058)
USD	1,543,023	CAD	2,066,973	Morgan Stanley & Co. International plc	04/10/19	(4,036)
USD	496,336	CAD	664,929	Natwest Markets plc	04/10/19	(1,341)
USD	316,842	CAD	424,555	Toronto Dominion Bank	04/10/19	(923)
USD	2,536,296	CHF	2,548,919	BNP Paribas SA	04/10/19	(25,444)
USD	603,286	CHF	600,453	Goldman Sachs International	04/10/19	(187)
USD	1,018,581	CLP	693,144,076	Bank of America NA	04/10/19	(9)
USD	503,853	IDR	7,211,649,940	Deutsche Bank AG	04/10/19	(1,402)
USD	2,952,182	INR	207,836,571	Citibank NA	04/10/19	(39,107)
USD	5,135,486	JPY	571,065,913	Citibank NA	04/10/19	(20,431)
USD	15,243	JPY	1,690,000	Goldman Sachs International	04/10/19	(15)
USD	3,165,842	JPY	352,442,047	JPMorgan Chase Bank NA	04/10/19	(16,211)
USD	506,695	KRW	577,054,789	Citibank NA	04/10/19	(842)
USD	665,290	MXN	12,966,694	Barclays Bank plc	04/10/19	(1,886)
USD	2,549,323	MXN	49,846,335	Citibank NA	04/10/19	(15,425)
USD	1,521,014	MXN	29,847,656	Credit Suisse International	04/10/19	(14,740)
USD	360,354	MXN	7,027,877	Natwest Markets plc	04/10/19	(1,252)
USD	24,378	MYR	99,811	UBS AG	04/10/19	(66)
USD	1,022,542	NZD	1,503,473	Goldman Sachs International	04/10/19	(1,484)
USD	508,797	NZD	753,653	HSBC Bank plc	04/10/19	(4,521)
USD	20,423	NZD	30,000	Natwest Markets plc	04/10/19	(11)
USD	1,770,708	NZD	2,614,139	Toronto Dominion Bank	04/10/19	(9,800)
USD	1,843,818	PHP	97,599,203	BNP Paribas SA	04/10/19	(10,287)
USD	477,246	PHP	25,150,857	Goldman Sachs International	04/10/19	(548)
USD	507,378	PHP	26,769,247	JPMorgan Chase Bank NA	04/10/19	(1,161)
USD	2,469,497	PHP	131,031,474	Standard Chartered Bank	04/10/19	(19,725)
USD	3,916,346	PLN	15,041,316	HSBC Bank plc	04/10/19	(2,313)
USD	508,414	RUB	33,829,900	Citibank NA	04/10/19	(6,557)
USD	1,303,179	RUB	86,643,187	JPMorgan Chase Bank NA	04/10/19	(15,736)
USD	493,517	THB	15,669,177	Morgan Stanley & Co. International plc	04/10/19	(334)
USD	1,027,375	TRY	5,942,954	Bank of America NA	04/10/19	(21,794)
USD	259,178	TRY	1,485,738	HSBC Bank plc	04/10/19	(3,114)
USD	259,631	TRY	1,485,738	Natwest Markets plc	04/10/19	(2,661)
USD	1,783,686	TWD	55,133,738	BNP Paribas SA	04/10/19	(3,041)
USD	493,398	ZAR	7,177,295	Bank of America NA	04/10/19	(3,545)
USD	1,007,194	ZAR	14,656,986	Barclays Bank plc	04/10/19	(7,628)
USD	3,889,339	ZAR	56,558,720	BNP Paribas SA	04/10/19	(26,682)
USD	1,008,316	ZAR	14,656,986	Citibank NA	04/10/19	(6,506)
USD	501,989	ZAR	7,327,582	Goldman Sachs International	04/10/19	(5,359)
USD	18,019	ZAR	262,155	HSBC Bank plc	04/10/19	(132)
USD	1,003,240	ZAR	14,658,355	Morgan Stanley & Co. International plc	04/10/19	(11,677)
USD	841,276	ZAR	12,248,659	Natwest Markets plc	04/10/19	(6,799)
USD	1,502,835	ZAR	21,988,725	Toronto Dominion Bank	04/10/19	(19,623)
ZAR	14,955,944	USD	1,051,266	Barclays Bank plc	04/10/19	(15,745)
ZAR	9,695,000	USD	674,188	BNP Paribas SA	04/10/19	(2,924)
ZAR	33,510,777	USD	2,326,804	Citibank NA	04/10/19	(6,580)
ZAR	4,337,211	USD	301,166	Deutsche Bank AG	04/10/19	(866)
ZAR	14,813,760	USD	1,043,325	HSBC Bank plc	04/10/19	(17,648)
ZAR	14,955,000	USD	1,048,297	Morgan Stanley & Co. International plc	04/10/19	(12,840)
ZAR	10,538,755	USD	731,713	Natwest Markets plc	04/10/19	(2,029)
KZT	100,850,507	USD	268,398	Bank of America NA	04/12/19	(4,526)
KZT	541,134,556	USD	1,429,493	Natwest Markets plc	04/12/19	(13,633)
KZT	223,421,940	USD	585,641	Citibank NA	05/14/19	(4,145)
KZT	216,999,016	USD	566,595	Natwest Markets plc	05/14/19	(1,817)
CHF	1,398,921	USD	1,440,078	HSBC Bank plc	06/04/19	(26,579)
EUR	167,194	USD	193,647	Bank of America NA	06/04/19	(5,073)
EUR	1,274,359	USD	1,473,962	Barclays Bank plc	06/04/19	(36,638)
EUR	3,204,026	USD	3,710,871	Citibank NA	06/04/19	(97,116)
EUR	722,479	USD	823,134	Goldman Sachs International	06/04/19	(8,266)
EUR	202,733	USD	231,009	HSBC Bank plc	06/04/19	(2,350)
EUR	2,378,686	USD	2,757,306	JPMorgan Chase Bank NA	06/04/19	(74,435)
EUR	3,074,362	USD	3,563,922	Morgan Stanley & Co. International plc	06/04/19	(96,413)
UAH	4,153,622	USD	142,004	Citibank NA	09/17/19	(618)

						(2,261,740)

	Net Unrealized Depreciation					$(197,501)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	JPMorgan Chase Bank NA	04/08/19	MXN	18.75	USD	5,280	$1,702
EUR Currency	JPMorgan Chase Bank NA	05/31/19	CHF	1.10	EUR	4,975	17,844
EUR Currency	JPMorgan Chase Bank NA	05/31/19	USD	1.12	EUR	4,980	35,824
AUD Currency	Deutsche Bank AG	06/28/19	JPY	75.10	AUD	7,175	39,067
AUD Currency	BNP Paribas SA	06/28/19	JPY	75.00	AUD	7,175	37,943
AUD Currency	Bank of America NA	06/28/19	JPY	75.10	AUD	7,175	39,056
NZD Currency	Goldman Sachs International	06/28/19	JPY	73.00	NZD	3,685	24,766

							$196,202

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	26,677	$(1,817,549)	$(1,608,760)	$(208,789)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	10,064	(182,061)	(162,938)	(19,123)
ITRAXX.EUR.CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	EUR	9,830	(1,224,611)	(1,137,545)	(87,066)

						$(3,224,221)	$(2,909,243)	$(314,978)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.58%	Semi-Annual	3 month LIBOR	Quarterly	02/14/24	USD	8,980	$(121,471)	$—	$(121,471)
28 day MXIBTIIE	Monthly	9.17%	Monthly	11/03/28	MXN	28,436	109,031	—	109,031
28 day MXIBTIIE	Monthly	8.96%	Monthly	12/11/28	MXN	29,700	91,868	—	91,868
3 month JIBAR	Quarterly	8.22%	Quarterly	12/21/28	ZAR	10,800	13,215	—	13,215
3 month JIBAR	Quarterly	8.20%	Quarterly	01/02/29	ZAR	5,200	6,637	—	6,637
3 month LIBOR	Quarterly	2.44%	Semi-Annual	03/26/29	USD	2,900	5,902	—	5,902
3 month LIBOR	Quarterly	2.52%	Semi-Annual	03/26/29	USD	2,900	28,025	—	28,025
3 month LIBOR	Quarterly	2.39%	Semi-Annual	04/01/29	USD	2,820	(10,858)	—	(10,858)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	12/06/48	USD	810	92,798	—	92,798
3.04%	Semi-Annual	3 month LIBOR	Quarterly	12/10/48	USD	4	(420)	(158)	(262)
3 month LIBOR	Quarterly	2.59%	Semi-Annual	04/01/49	USD	1,175	(7,469)	—	(7,469)

							$207,258	$(158)	$207,416

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.31.V1	1.00%	Quarterly	Citibank NA	06/20/24	USD	4,489	$166,312	$147,610	$18,702
Federative Republic of Brazil	1.00%	Quarterly	Bank of America NA	06/20/24	USD	544	19,307	20,899	(1,592)
Republic of Colombia	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	4,729	17,666	37,339	(19,673)
Republic of Turkey	1.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,221	312,805	222,547	90,258
Republic of Turkey	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,407	198,162	224,103	(25,941)
Republic of Turkey	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,174	165,298	186,937	(21,639)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	8,651	82,129	140,489	(58,360)

							$961,679	$979,924	$(18,245)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
1 day BZDIOVER	At Termination	8.48%	At Termination	Bank of America NA	01/02/23	BRL 6,803	$32,290	$—	$32,290
1 day BZDIOVER	At Termination	8.96%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL 4,943	48,081	—	48,081
1 day BZDIOVER	At Termination	9.11%	At Termination	Bank of America NA	01/02/23	BRL 4,773	53,783	—	53,783

							$134,154	$—	$134,154

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52
3 month JIBAR	Johannesburg Interbank Average Rate	7.15
3 month LIBOR	London Interbank Offered Rate	2.60

Glossary of Terms Used in this Report

Currency

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IDR — Indonesian Rupiah

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency (continued)

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

KZT — Kazakhstani Ten

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peru Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — New Taiwan Dollar

UAH — Ukrainian Hryvnia

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Portfolio Abbreviations

BZDIOVER — Overnight Brazil

CETIP — Interbank Rate

CDX — Credit Default Swap Index

ETF — Exchange-Traded Fund

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds(a)	$—	$8,987,423	$—	$8,987,423
Foreign Agency Obligations(a)	—	6,259,356	—	6,259,356
Foreign Government Obligations(a)	—	74,809,148	—	74,809,148
Short-Term Securities(b)	—	7,896,037	—	7,896,037
Options Purchased:
Foreign currency exchange contracts	—	196,202	—	196,202

	$—	$98,148,166	$—	$98,148,166

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$108,960	$—	$108,960
Foreign currency exchange contracts	—	2,064,239	—	2,064,239
Interest rate contracts	135,398	481,630	—	617,028
Liabilities:
Credit contracts	—	(442,183)	—	(442,183)
Foreign currency exchange contracts	—	(2,261,740)	—	(2,261,740)
Interest rate contracts	(64,121)	(140,060)	—	(204,181)

	$71,277	$(189,154)	$—	$(117,877)

(a)	See above Schedule of Investments for values in each country.
(b)	See above Schedule of Investments for values in each security type.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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